SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Principal Effects on Statement of Financial Position) (Details) ₪ in Thousands	Dec. 31, 2018 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset	₪ 1,675
Lease liability	(1,675)
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset	1,675
Lease liability	₪ (1,675)